LONG TERM INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2012
LONG TERM INVESTMENTS
Schedule of long term investments
	December 31
	2011	2012
	RMB’000	RMB’000	US$’000
PRC Fund	3,103	6,103	980
United States Fund	6,033	9,033	1,449

	9,136	15,136	2,429